Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments
The Company has the following delivery installment commitments:

	As at December 31, 2022		As at December 31, 2021
(In $ millions)	Delivery installment	Back-end fee	Delivery installment	Back-end fee
Delivery installments for jack-up drilling rigs	294.8	—	621.0	9.0

Maturity of Commitments
The following table sets forth when our delivery installment commitments fall due as of December 31, 2022:

(In $ millions)	Less than 1 year	1-3 years	Total
Delivery installments for jack-up rigs	—	294.8	294.8

Other Commercial Commitments
The Company has the following guarantee commitments:

	As of December 31,
(In $ millions)	2022	2021
Surety bonds, bank guarantees and performance bonds(1)	9.7	20.8
Total	9.7	20.8
(1) At December 31, 2022 and December 31, 2021, bank guarantees of $10.1 million and $10.0 million, respectively, are supported by restricted cash (see Note 12 - Restricted Cash).
As of December 31, 2022, the expiry dates of these obligations are as follows:

(In $ millions)	Less than 1 year	1-3 years	Total
Surety bonds, bank guarantees and performance bonds	2.0	7.7	9.7
Total	2.0	7.7	9.7

Assets Pledged as Collateral	Assets pledged as collateral

	As of December 31,
(In $ millions)	2022	2021
Book value of jackup rigs pledged as collateral for long-term debt facilities	2,396.2	2,730.8